Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr	Aug. 31, 2016 USD ($) yr
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		240.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		241.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		243.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		249.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		1.22%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		1.62%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		1.47%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		1.66%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9 | yr		5.0
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10 | yr		5.0
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11		0.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12		0.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13		$ 0.11
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14		0.19
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15		0.08
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16		$ 0.10
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	98.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	108.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	240.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	241.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.83%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	1.78%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	1.22%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	1.62%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	$ 2
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10 | yr	5
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11 | yr	5
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13	0.00%
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14	$ 0.07
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15	0.27
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16	0.11
Stock Options Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 17	$ 0.19